Pay vs Performance Disclosure $ / shares in Units, pure in Millions	12 Months Ended
	Jan. 28, 2023 USD ($) $ / shares shares	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following information is presented to disclose the relationship between executive “compensation actually paid,” as calculated under applicable SEC rules, and the Company’s financial performance.
Pay versus Performance Table
The following table provides information on the total compensation and compensation actually paid to our principal executive officer and to our other named executive officers, along with the total shareholder return of the Company and our executive compensation peer group, our net income and our adjusted operating income for the fiscal years 2022, 2021 and 2020. The Company-selected measure for evaluating pay versus performance is adjusted operating income. The Company-selected peer group is the Company’s compensation benchmarking peer group for each fiscal year presented. The compensation actually paid to our named executive officers has been calculated in a manner consistent with Item 402(v) of Regulation S-K.
Year	Summary Compensation Table Total for Principal Executive Officer(1) (Witynski)	Summary Compensation Table Total for Principal Executive Officer(2) (Philbin)	Compensation Actually Paid to Principal Executive Officer(1)(3) (Witynski)	Compensation Actually Paid to Principal Executive Officer(2)(3) (Philbin)	Average Summary Compensation Table Total for Non-Principal Executive Officer NEOs(4)	Average Compensation Actually Paid to Non- Principal Officer NEOs(4)(5)	Value of Initial Fixed $100 Investment Based on:		Company Net Income (dollars in millions)	Company Adjusted Operating Income(8) (dollars in millions)
							Company Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)(7)
2022	$13,975,672	$—	$20,670,372	$—	$22,391,696(9)	$22,135,106(9)	$172.70	$147.73	$1,615.4	$2,311.5
2021	10,249,968	—	15,287,848	—	4,467,484	6,925,640	147.57	150.32	1,327.9	1,852.6
2020	10,767,887	9,474,478	8,033,239	10,483,365	4,826,593	5,421,605	116.76	114.40	1,341.9	2,186.8

(1)
From July 20, 2020 through the end of fiscal 2022, Michael Witynski was our principal executive officer.

(2)
Gary Philbin was our principal executive officer until July 20, 2020.

(3)
The following table sets forth the adjustments made during each year represented in the table above to arrive at compensation actually paid to our principal executive officer during each of the years in question:

	Year
Adjustments to determine compensation actually paid for principal executive officer	2022	2021	2020 (Witynski)	2020 (Philbin)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(10,874,880)	(7,249,961)	(7,088,690)	(8,499,917)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—
Deduction for fair value of awards granted in a prior year that were forfeited during year	—	—	(344,014)	(2,478,622)
Increase for fair value of awards granted during year that remained unvested at year-end	10,256,888	9,826,273	4,576,985	12,515,717
Increase for fair value of awards granted during year that vested during year	—	—	—	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	5,964,744	2,198,016	279,178	1,009,611
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	1,347,947	263,822	(158,107)	(1,537,902)
Increase based upon incremental fair value of awards modified during year	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting	—	—	—	—

(4)
During 2022, our remaining named executive officers consisted of Jeffrey Davis, Kevin Wampler, Richard Dreiling, Lawrence Gatta, Jr., Alasdair James, Thomas O’Boyle, Jr. and Richard McNeely. During 2021, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Alasdair James and Richard McNeely. During 2020, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Richard McNeely and Thomas O’Boyle, Jr.

(5)
The following table sets forth the adjustments made during each year represented in the table above to arrive at average compensation actually paid to our remaining named executive officers during each of the years in question:

	Year
Adjustments to determine compensation actually paid for remaining named executive officers	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,964,182)	(2,987,369)	(4,710,659)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(19,369,030)	—	—
Deduction for fair value of awards granted in a prior year that were forfeited during year	(752,327)	—	(699,782)
Increase for fair value of awards granted during year that remained unvested at year-end	20,634,698	3,939,600	5,568,810
Increase for fair value of awards granted during year that vested during year	—	—	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	929,880	1,095,712	419,058
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	264,371	400,724	(468,380)
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting	—	—	—

(6)
These columns represent cumulative shareholder return on our common stock and on the Company’s benchmarking peer group for each of the relevant measurement periods, assuming a fixed investment of $100 on January 31, 2020, in our common stock. The stock price performance shown in the table is not necessarily indicative of future price performance.

(7)
The Company’s benchmarking peer group in 2020 included the following nineteen companies (the “2020 Peer Group”): Aramark, Bed Bath & Beyond, Inc., Best Buy Co. Inc., CarMax, Inc., Dollar General Corporation, Gap, Inc., Genuine Parts Company, Kohl’s Corporation, L Brands, Inc., Lowe’s Companies, Inc., Macy’s Inc., McDonalds Corporation, Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Starbucks Corporation, Sysco Corporation, TJX Companies, Inc. and Tractor Supply Company. In December 2020 the Company established a new peer group for 2021 which included 15 companies from its then existing peer group and three new companies. The change in peer group reflected the higher weighting that was placed on essential businesses and companies with a similar customer base. The Company’s benchmarking peer group in 2021 and 2022 included the following eighteen companies (the “2021/2022 Peer Group”): Bed Bath & Beyond, Inc., Best Buy Co., Inc., BJ’s Wholesale Club Holdings, Inc., Dollar General Corporation, Gap, Inc., Genuine Parts Company, Home Depot, Inc., Kohls Corporation, Lowe’s Companies, Inc., Macy’s Inc., McDonalds Corporation, Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Starbucks Corporation, Target Corporation, TJX Companies, Inc. and Tractor Supply Company. Had the Company maintained the 2020 Peer Group as the Company’s benchmarking peer group from fiscal year 2020 through fiscal year 2022 then the cumulative total shareholder return for the 2020 Peer Group, assuming a fixed investment of $100 on January 31, 2020, would have been $114.40, $134.13 and $140.45 in 2020, 2021 and 2022 respectively.

(8)
Adjusted Operating Income for purposes of our executive compensation program is a non-GAAP measure that adjusts GAAP operating income to exclude the impact of various items to the extent that the amounts related to those items differ from the budget approved by the Board of Directors for the applicable year. The definition of adjusted operating income used by the Committee is provided on page 64.

(9)
The amount includes the value of a one-time award of options to Mr. Dreiling to purchase 2,252,587 shares of Company common stock with an exercise price per share of $157.17 as an employment inducement in connection with his appointment as Executive Chairman in March 2022.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(1)
From July 20, 2020 through the end of fiscal 2022, Michael Witynski was our principal executive officer.
(2)
Gary Philbin was our principal executive officer until July 20, 2020.
(4)
During 2022, our remaining named executive officers consisted of Jeffrey Davis, Kevin Wampler, Richard Dreiling, Lawrence Gatta, Jr., Alasdair James, Thomas O’Boyle, Jr. and Richard McNeely. During 2021, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Alasdair James and Richard McNeely. During 2020, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Richard McNeely and Thomas O’Boyle, Jr.

Peer Group Issuers, Footnote [Text Block]
(7)
The Company’s benchmarking peer group in 2020 included the following nineteen companies (the “2020 Peer Group”): Aramark, Bed Bath & Beyond, Inc., Best Buy Co. Inc., CarMax, Inc., Dollar General Corporation, Gap, Inc., Genuine Parts Company, Kohl’s Corporation, L Brands, Inc., Lowe’s Companies, Inc., Macy’s Inc., McDonalds Corporation, Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Starbucks Corporation, Sysco Corporation, TJX Companies, Inc. and Tractor Supply Company. In December 2020 the Company established a new peer group for 2021 which included 15 companies from its then existing peer group and three new companies. The change in peer group reflected the higher weighting that was placed on essential businesses and companies with a similar customer base. The Company’s benchmarking peer group in 2021 and 2022 included the following eighteen companies (the “2021/2022 Peer Group”): Bed Bath & Beyond, Inc., Best Buy Co., Inc., BJ’s Wholesale Club Holdings, Inc., Dollar General Corporation, Gap, Inc., Genuine Parts Company, Home Depot, Inc., Kohls Corporation, Lowe’s Companies, Inc., Macy’s Inc., McDonalds Corporation, Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Starbucks Corporation, Target Corporation, TJX Companies, Inc. and Tractor Supply Company. Had the Company maintained the 2020 Peer Group as the Company’s benchmarking peer group from fiscal year 2020 through fiscal year 2022 then the cumulative total shareholder return for the 2020 Peer Group, assuming a fixed investment of $100 on January 31, 2020, would have been $114.40, $134.13 and $140.45 in 2020, 2021 and 2022 respectively.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following table sets forth the adjustments made during each year represented in the table above to arrive at compensation actually paid to our principal executive officer during each of the years in question:

	Year
Adjustments to determine compensation actually paid for principal executive officer	2022	2021	2020 (Witynski)	2020 (Philbin)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(10,874,880)	(7,249,961)	(7,088,690)	(8,499,917)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—
Deduction for fair value of awards granted in a prior year that were forfeited during year	—	—	(344,014)	(2,478,622)
Increase for fair value of awards granted during year that remained unvested at year-end	10,256,888	9,826,273	4,576,985	12,515,717
Increase for fair value of awards granted during year that vested during year	—	—	—	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	5,964,744	2,198,016	279,178	1,009,611
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	1,347,947	263,822	(158,107)	(1,537,902)
Increase based upon incremental fair value of awards modified during year	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 22,391,696	$ 4,467,484	$ 4,826,593
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,135,106	6,925,640	5,421,605
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The following table sets forth the adjustments made during each year represented in the table above to arrive at average compensation actually paid to our remaining named executive officers during each of the years in question:

	Year
Adjustments to determine compensation actually paid for remaining named executive officers	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,964,182)	(2,987,369)	(4,710,659)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(19,369,030)	—	—
Deduction for fair value of awards granted in a prior year that were forfeited during year	(752,327)	—	(699,782)
Increase for fair value of awards granted during year that remained unvested at year-end	20,634,698	3,939,600	5,568,810
Increase for fair value of awards granted during year that vested during year	—	—	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	929,880	1,095,712	419,058
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	264,371	400,724	(468,380)
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting	—	—	—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Tabular List [Table Text Block]
Tabular List of Performance Measures
The following table lists the financial performance measures which in our assessment represent the most important financial performance metrics used by the Company to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year.
Important Financial Performance Metrics
Total Sales
Adjusted Operating Income
Adjusted EBITDA

Total Shareholder Return Amount	$ 172.7	147.57	116.76
Peer Group Total Shareholder Return Amount	147.73	150.32	114.4
Net Income (Loss)	$ 1,615,400,000	$ 1,327,900,000	$ 1,341,900,000
Company Selected Measure Amount	2,311.5	1,852.6	2,186.8
PEO Name	Michael Witynski
Cumulative Total Shareholder Return for the 2020 Peer Group	$ 114.4	$ 134.13	$ 140.45
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Sales
Non-GAAP Measure Description [Text Block]
(8)
Adjusted Operating Income for purposes of our executive compensation program is a non-GAAP measure that adjusts GAAP operating income to exclude the impact of various items to the extent that the amounts related to those items differ from the budget approved by the Board of Directors for the applicable year. The definition of adjusted operating income used by the Committee is provided on page 64.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Michael Witynski [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,975,672	10,249,968	10,767,887
PEO Actually Paid Compensation Amount	20,670,372	15,287,848	8,033,239
Michael Witynski [Member] | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,874,880)	(7,249,961)	(7,088,690)
Michael Witynski [Member] | Deduction for fair value of awards granted in a prior year that were forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(344,014)
Michael Witynski [Member] | Increase for fair value of awards granted during year that remained unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,256,888	9,826,273	4,576,985
Michael Witynski [Member] | Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,964,744	2,198,016	279,178
Michael Witynski [Member] | Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,347,947	263,822	(158,107)
Gary Philbin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			9,474,478
PEO Actually Paid Compensation Amount			10,483,365
Gary Philbin [Member] | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,499,917)
Gary Philbin [Member] | Deduction for fair value of awards granted in a prior year that were forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,478,622)
Gary Philbin [Member] | Increase for fair value of awards granted during year that remained unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,515,717
Gary Philbin [Member] | Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,009,611
Gary Philbin [Member] | Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,537,902)
Mr. Dreiling [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares	2,252,587
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 157.17
Non-PEO NEO [Member] | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Stock Awards	$ (1,964,182)	(2,987,369)	(4,710,659)
Non-PEO NEO [Member] | Deduction for fair value of awards granted in a prior year that were forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(752,327)		(699,782)
Non-PEO NEO [Member] | Increase for fair value of awards granted during year that remained unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,634,698	3,939,600	5,568,810
Non-PEO NEO [Member] | Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	929,880	1,095,712	419,058
Non-PEO NEO [Member] | Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	264,371	$ 400,724	$ (468,380)
Non-PEO NEO [Member] | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Option Awards	$ (19,369,030)